Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

Note 23: Subsequent events

ORNANEs conversions - ATLAS contracts

		Number of	Number shares
Atlas conversions post December 31, 2022	Date	Bonds	created	Amount (€)
- 4 ORNANEs ATLAS tr 2	01/03/2023	4	2,392,344	100,000
- 4 ORNANEs ATLAS tr 2	01/05/2023	4	2,392,344	100,000
- 4 ORNANEs ATLAS tr 2	01/12/2023	4	2,433,090	100,000
- 4 ORNANEs ATLAS tr 2	01/30/2023	4	2,551,020	100,000
- 6 ORNANEs ATLAS tr 2	02/02/2023	6	4,087,193	150,000
- 6 ORNANEs ATLAS tr 2	02/02/2023	6	4,087,193	150,000
- 6 ORNANEs ATLAS tr 2	02/02/2023	6	4,087,193	150,000
- 40 ORNANEs ATLAS tr 2	02/02/2023	40	27,247,956	1,000,000
- 16 ORNANEs ATLAS tr 2	02/06/2023	16	10,899,182	400,000
- 22 ORNANEs ATLAS tr 2	03/30/2023	22	12,941,176	550,000
Total as of April 17, 2023		112	73,058,691	2,800,000

Since December 31, 2022, the Company has converted 112 convertible bonds under Tranche 2 of the Atlas 2021 Contract for a total amount of €2,800 thousand. The operations gave rise to the creation of 73,058,691 new Company shares.

Negma Group Ltd litigation

The Paris Court of Appeal has:

- confirmed the judgment of the Paris Commercial Court of March 16, 2021 (The Company has already executed in 2021 the entire judment);

- ordered Biophytis to pay Negma 75,000 euros under article 700 of the Code of Procedure civil as well as costs.

A provision for risk of 75,000 euros has been recorded in the statement of financial position as of December 31, 2022.